INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Provision

The income tax provision in the accompanying consolidated financial statements consists of the following:

	Three Months Ended	Nine Months Ended
(in millions)	September 30, 2012	September 30, 2012
Current tax expense	$—	$0.1
Deferred tax expense	7.7	7.7

Total tax expense	$7.7	$7.8

The components of the Predecessor’s income tax provision are as follows:

	Predecessor
(in millions)	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Income Tax Provision
Federal
Current	$51.2	$25.9
Deferred	(0.6)	0.4

	$50.6	$26.3
State and local
Current	$16.7	$8.4
Deferred	(0.2)	0.1

	$16.5	$8.5
Total
Current	$67.9	$34.3
Deferred	(0.8)	0.5

	$67.1	$34.8

Reconciliation of Federal Statutory Income Tax Rate

A reconciliation of the federal statutory income tax rate (35 percent) for the Predecessor applied to income before income taxes to the provision for income taxes is as follows:

	Predecessor
(in millions)	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Statutory rate applied to income before taxes	$44.8	$31.3
State and local income taxes, net of federalincome tax effects	10.7	5.5
Domestic manufacturing deductions	(2.6)	(1.2)
Valuation allowance for capital loss carryforward	14.3	—
Dividend received deduction	(0.2)	(0.9)
Other, net	0.1	0.1

Actual income tax provision	$67.1	$34.8